Related Party Balances and Transactions - Schedule of Related Parties Relationships (Details) (Superior Living SDN. BHD.) - Superior Living SDN. BHD. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Receivable - Related Parties	$ 219,121		$ 233,942	$ 115,225
Prepayment - Related Party				214,701
Accounts Payable - Related Party	491,628		520,786
Other Payables - Related Party			12,104	4,376
Purchases		$ 464,297	$ 1,268,670	685,288
Agape Singapore [Member]
Relationship	Mr. How Kok Choong, the CEO and director of the Company		Mr. How Kok Choong, the CEO and director of the Company
Nature	Fees paid for Agape Singapore		Fees paid for Agape Singapore
Other Receivable - Related Parties	$ 9,994		$ 10,586	10,490
How Academy Sdn Bhd [Member]
Relationship	Mr. How Kok Choong, the director of the Company		Mr. How Kok Choong, the director of the Company
Nature	Paid advance to How Academy for business operational expenses		Fees paid for How Academy
Other Receivable - Related Parties	$ 21,716		$ 23,004
Redboy Picture Sdn Bhd [Member]
Relationship	Mr. How Kok Choong, the director of the Company		Mr. How Kok Choong, the director of the Company
Nature	Paid advance to Redboy for business operational expenses		Paid advance to Redboy for business operational fees
Other Receivable - Related Parties	$ 123,019		$ 132,141
TH3 Technology Sdn Bhd [Member]
Relationship	Mr. How Kok Choong, the director of the Company		Mr. How Kok Choong, the director of the Company
Nature	Paid advance to TH3 for business operational expenses		Paid advance to TH3 for business expenses
Other Receivable - Related Parties	$ 64,392		$ 68,211
Dato Sri How [Member]
Relationship			Principal Owner, Board and CEO of the Company
Nature			Expenses paid for Mr. How
Other Receivable - Related Parties				104,735
Agape ATP International Holding Limited One [Member]
Relationship			Mr. How Kok Choong, the CEO and director of the Company
Nature			Prepayment for Purchase
Prepayment - Related Party				214,701
Agape ATP International Holding Limited [Member]
Relationship	Mr. How Kok Choong, the CEO and director of the Company
Nature	Purchase
Accounts Payable - Related Party	$ 491,628		520,786
Purchases		$ 464,297	1,268,670	685,288
Agape Superior Living Pty Ltd, Taiwan [Member]
Relationship	Mr. How Kok Choong, the CEO and director of the Company
Nature	ATP Printing Label fees
Other Payables - Related Party			$ 12,104	$ 4,376